Available-For-Sale Securities	12 Months Ended
Sep. 30, 2023
Investments, Debt and Equity Securities [Abstract]
Available-For-Sale Securities

Note 6 — Available-For-Sale Securities

Available-for-sale securities consist of the following interest-bearing investments:

	As of September 30, 2023
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Money market funds	$308,354	$—	$—	$308,354
Corporate bonds	160,370	—	10,060	150,310
U.S. government treasuries	44,782	—	3,644	41,138
Supranational and sovereign debt	18,566	—	1,774	16,792
Asset backed obligations	7,423	—	308	7,115
Municipal bonds	7,513	—	417	7,096
Total(1)	$547,008	$—	$16,203	$530,805

(1)
Available-for-sale securities with maturities longer than 90 days from the date of acquisition were classified as short-term interest-bearing investments and available-for-sale securities with maturities of 90 days or less from the date of acquisition were included in cash and cash equivalents on the Company’s consolidated balance sheets. As of September 30, 2023, $222,451 of securities were classified as short-term interest-bearing investments and $308,354 of securities were classified as cash and cash equivalents.

	As of September 30, 2022
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Money market funds	$266,362	$—	$—	$266,362
Corporate bonds	183,266	—	14,958	168,308
U.S. government treasuries	44,658	—	4,429	40,229
Municipal bond	17,759	—	1,634	16,125
Supranational and sovereign debt	11,882	—	1,288	10,594
Asset backed obligations	9,835	—	488	9,347
Total(1)	$533,762	$—	$22,797	$510,965

(1)
Available-for-sale securities with maturities longer than 90 days from the date of acquisition were classified as short-term interest-bearing investments and available-for-sale securities with maturities of 90 days or less from the date of acquisition were included in cash and cash equivalents on the Company’s consolidated balance sheets. As of September 30, 2022, $244,603 of securities were classified as short-term interest-bearing investments and $266,362 of securities were classified as cash and cash equivalents.

As of September 30, 2023, the unrealized losses attributable to the Company’s available-for-sale securities were primarily due to credit spreads and interest rate movements, the securities that have unrealized losses as of September 30, 2023, also had unrealized losses as of September 30, 2022. The Company assessed whether such unrealized losses for the investments in its portfolio were caused by expected credit loss. Based on this assessment, the Company did not recognize any credit losses in the fiscal years ended September 30, 2023 and 2022. Realized gains and losses on short-term interest-bearing investments are included in earnings and are determined based on specific identification method.

As of September 30, 2023, the Company’s available-for-sale securities had the following maturity dates:

Market Value
Due within one year	$365,233
1 to 2 years	85,236
2 to 3 years	66,964
3 to 4 years	13,372
$530,805